Share-Based Compensation - Summary of Performance-Based Restricted Stock Unit Activity (Details) - Performance Shares shares in Millions	12 Months Ended
Jul. 01, 2017 $ / shares shares
Number of Non-vested PRSUs
Non-vested (shares)	1.4
Granted (shares)	0.3
Change due to performance condition achievement, less than (shares)	(0.1)
Vested, less than (shares)	0.1
Change due to change in performance conditions and shares vested, less than (shares)	0.1
Forfeited (shares)	(0.1)
Non-vested (shares)	1.5
Weighted-Average Grant-Date Fair Value per PRSU
Non-vested (USD per share) | $ / shares	$ 38.67
Granted (USD per share) | $ / shares	39.61
Change due to performance condition achievement (USD per share) | $ / shares	53.58
Vested (USD per share) | $ / shares	39.72
Forfeited (USD per share) | $ / shares	40.16
Non-vested (USD per share) | $ / shares	$ 37.78